Share-based payment arrangements - Long term incentive plan 2018 (Cash-settled) (Details) $ in Thousands			12 Months Ended
	Feb. 16, 2018 shares	Feb. 02, 2016	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				5 years
Expense from share-based payment transactions with employees | $			$ 761	$ 140	$ 0
Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	154,432
Number of phantom stocks outstanding (in shares)			35,927
Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares)	154,432
Number of phantom stocks outstanding (in shares)			35,927
Expense from share-based payment transactions with employees | $			$ 200	$ 400	$ 700
Second anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Second anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Second anniversary | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
Annual vesting percentage			33.33%
Third anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Third anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Third anniversary | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Annual vesting percentage			33.33%
Fourth anniversary | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage		33.30%
Fourth anniversary | Long term incentive plan 2018 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.33%
Fourth anniversary | Long term incentive plan 2018 | Key management personnel of entity or parent | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years
Annual vesting percentage			33.33%